                                   Rule 497(c) File Nos. 33-49552 and 811-06740

                            [LOGO: SVB SECURITIES]

                         INSTITUTIONAL U.S. TREASURY
                                 RESERVES SHARES

                                   a class of
                  Citi(SM) Institutional U.S. Treasury Reserves

                                   PROSPECTUS
                                 March 26, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ..........................................................    3
    FUND GOAL .............................................................    3
    MAIN INVESTMENT STRATEGIES ............................................    3
    MAIN RISKS ............................................................    3

FUND PERFORMANCE ..........................................................    4
    FUND'S HIGHEST AND LOWEST RETURNS .....................................    5
    AVERAGE ANNUAL TOTAL RETURNS ..........................................    5

FUND FEES AND EXPENSES ....................................................    6
    SHAREHOLDER FEES ......................................................    6
    ANNUAL FUND OPERATING EXPENSES ........................................    6
    EXAMPLE ...............................................................    6

YOUR ACCOUNT ..............................................................    7
    HOW TO BUY SHARES .....................................................    7
    HOW THE PRICE OF YOUR SHARES ARE CALCULATED ...........................    7
    HOW TO SELL SHARES ....................................................    7
    EXCHANGES .............................................................    8
    DIVIDENDS .............................................................    8
    TAX MATTERS ...........................................................    8

MANAGEMENT OF THE FUND ....................................................    9
    MANAGEMENT ............................................................    9
    MANAGEMENT FEES .......................................................    9
    DISTRIBUTION ARRANGEMENTS .............................................    9

MORE ABOUT THE FUND .......................................................   10
    PRINCIPAL INVESTMENT STRATEGIES .......................................   10

FINANCIAL HIGHLIGHTS ......................................................  A-1


                    The Federal Deposit Insurance Corporation
                       does not insure these investments.

            These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

               These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Institutional U.S. Treasury Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund under normal circumstances invests all of its assets in:

     o  U.S. Treasury bills, notes and bonds;

     o  Treasury receipts; and

     o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Securities Institutional U.S. Treasury Reserves Shares are newly offered as of the date of this prospectus.

The Fund offers one other class of shares, but only SVB Securities Institutional U.S. Treasury Reserves Shares are offered in this Prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current yield information, please call 1-800-303-7371, toll-free, or contact your account representative.

                   CITI INSTITUTIONAL U.S. TREASURY RESERVES
                      CLASS A SHARES* ANNUAL TOTAL RETURNS

                    1993                          3.03%
                    1994                          3.91%
                    1995                          5.56%
                    1996                          5.06%
                    1997                          5.11%
                    1998                          4.97%
                    1999                          4.52%
                    2000                          5.86%
                    2001                          3.86%
                    2002                          1.52%

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

.................................................................................
Class A Shares*                                                 Quarter Ending
.................................................................................
Highest  1.54%                                                 December 31, 2000
.................................................................................
Lowest  0.33%                                                  December 31, 2002
.................................................................................

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                               1 Year      5 Years      10 Years
.................................................................................
Class A Shares*                                 1.52%        4.14%         4.33%
.................................................................................
iMoneyNet Institutional 100% U.S. Treasury
Rated Money Market Funds Average                1.32%        4.00%         4.24%
.................................................................................

 *Class A shares are not offered in this prospectus. Class A shares and SVB
  Securities Institutional U.S. Treasury Reserves Shares are invested in the same portfolio of securities but SVB Securities Institutional U.S. Treasury Reserves Shares are expected to have higher expenses and would have correspondingly lower annual returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional U.S. Treasury Reserves Shares.

SVB SECURITIES INSTITUTIONAL U.S. TREASURY RESERVES SHARES

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
.................................................................................
Maximum Sales Charge (Load) Imposed on Purchases                           None
.................................................................................
Maximum Deferred Sales Charge (Load)                                       None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
.................................................................................
Management Fees                                                            0.25%
.................................................................................
Distribution (12b-1) Fees (includes service fees)                          0.10%
.................................................................................
Other Expenses                                                             0.20%
.................................................................................
Total Annual Operating Expenses                                            0.55%
--------------------------------------------------------------------------------
(1) Based on estimated fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o  you invest $10,000 in the Fund for the time periods indicated;

     o  you reinvest all dividends;

     o  you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o  the Fund's operating expenses as shown in the table remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                        1 Year    3 Years    5 Years    10 Years
.................................................................................
SVB SECURITIES INSTITUTIONAL U.S. TREASURY
  RESERVES SHARES                         $56        $176      $307        $689
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Institutional U.S. Treasury Reserves shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) at 2:00 p.m. eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub- transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Institutional U.S. Treasury Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

If implemented, the exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Foreign Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2003.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2002, the Fund's Manager received a fee, after waivers, of 0.16% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers other classes of shares with different expense levels. Only SVB Securities Institutional U.S. Treasury Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of SVB Securities Institutional U.S. Treasury Reserves Shares.

The Fund has adopted a service plan for SVB Securities Institutional U.S. Treasury Reserves Shares under rule 12b-1 of the Investment Company Act of 1940.

The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% per year of the average daily net assets represented by SVB Securities Institutional U.S. Treasury Reserves Shares. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

--------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. MONEY MARKET INSTRUMENTS may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

The Fund invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. The Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and then selects individual securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other securities.

The Fund. SVB Securities Institutional U.S. Treasury Reserves Shares are a class of shares of Citi Institutional U.S. Treasury Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS

SVB Securities Institutional U.S. Treasury Reserves Shares are newly offered. The Fund has offered Class A shares since October 2, 1992. The table below shows the financial highlights for Class A shares. Class A shares and SVB Securities Institutional U.S. Treasury Reserves Shares are currently invested in the same portfolio of securities, but SVB Securities Institutional U.S. Treasury Reserves Shares are expected to have higher expenses.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2001 and 2002 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1998 through August 31, 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

CLASS A SHARES                                                            YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------------
                                                   2002              2001              2000              1999              1998
                                             ----------------------------------------------------------------------------------
 Net asset value, beginning of year            $1.00000          $1.00000          $1.00000          $1.00000          $1.00000
 Net investment income                          0.01889           0.04977           0.05249           0.04395           0.05001
 Less dividends from net investment
  income                                       (0.01889)         (0.04977)         (0.05249)         (0.04395)         (0.05001)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                  $1.00000          $1.00000          $1.00000          $1.00000          $1.00000
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)       $830,670          $616,129          $694,477          $605,364          $264,136
 Ratio of expenses to average net
  assets+                                          0.25%             0.25%             0.25%             0.25%             0.25%
 Ratio of net investment income to
  average net assets+                              1.83%             5.01%             5.27%             4.40%             5.00%
 Total return                                      1.91%             5.09%             5.38%             4.48%             5.12%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share               $0.01563          $0.04251          $0.04753          $0.03806          $0.04431
 RATIOS:
  Expenses to average net assets+                  0.55%             0.80%             0.80%             0.84%             0.82%
  Net investment income to average net
   assets+                                         1.53%             4.46%             4.72%             3.81%             4.43%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740

                           Rule 497(c) and (e) File Nos. 33-49552 and 811-06740

                                                                   Statement of
                                                         Additional Information
                                                              December 31, 2002
                                                                as supplemented
                                             March 26, 2003 and October 1, 2003

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES
(THE "FUNDS")

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated December 31, 2002, for Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Citi(SM) Institutional Liquid Reserves, Class A shares of Citi(SM) Institutional U.S. Treasury Reserves and Citi(SM) Institutional Tax Free Reserves and the Prospectus dated March 26, 2003 for SVB Securities Institutional U.S. Treasury Reserves shares of Citi(SM) Institutional U.S. Treasury Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 39 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor in SVB Securities shares of Liquid Reserves or U.S. Treasury Reserves may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-303-7371, toll-free and all other investors may obtain such documents by calling 1-800-331-1792, toll-free.

    The Funds are each separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Funds are 125 Broad Street, New York, New York 10004, 1-800-331-1792. Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves invests its assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                          PAGE

 1. The Funds. ...........................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................  15
 4. Determination of Net Asset Value .....................................  18
 5. Additional Information on the Purchase and Sale of Fund Shares .......  20
 6. Management ...........................................................  21
 7. Dealer Commissions and Concessions ...................................  36
 8. Portfolio Transactions ...............................................  36
 9. Description of Shares, Voting Rights and Liabilities .................  36
10. Certain Additional Tax Matters .......................................  38
11. Independent Accountants and Financial Statements .....................  39
Appendix  -- Ratings of Municipal Obligations ............................  41

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

    The Funds are no-load, open-end management investment companies and are series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Liquid Reserves, U.S. Treasury Reserves, and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, they were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2002, of Tax Free Reserves, and Class A shares of Liquid Reserves and U.S. Treasury Reserves, the Prospectus, dated December 31, 2002, as supplemented February 5, 2003, of SVB Securities Liquid Reserves Shares of Liquid Reserves, the Prospectus, dated December 31, 2002, as supplemented February 5, 2003, of SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves and the Prospectus, dated March 26, 2003, of SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves by which shares of the Funds are offered.

    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios sell interests to investors in addition to the Funds, including mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of each Portfolio. The selection of investments for each Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

    Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's distributor. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                            INVESTMENT OBJECTIVES

    The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves seeks its investment objective by investing all of its assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both Funds and Portfolios, as applicable.

    A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Except for Tax Free Reserves' policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

CASH RESERVES PORTFOLIO

    Cash Reserves Portfolio seeks its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Cash Reserves Portfolio invests, under normal circumstances, in:

        (1) Bank obligations -- Cash Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since Cash Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.)

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables ("CARS"), and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Fund, since the Fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

U.S. TREASURY RESERVES PORTFOLIO

    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier " securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

TAX FREE RESERVES PORTFOLIO

    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves Portfolio invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Tax Free Reserves Portfolio's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without investor approval.

    In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    Tax Free Reserves Portfolio is non-diversified which means that it is not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, the Portfolio is required under the rules applicable to money market funds to diversify its portfolio. Furthermore, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Tax Free Reserves Portfolio may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)

MUNICIPAL OBLIGATIONS

    Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

        (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Duff & Phelps ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

        (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trustees have determined that any Municipal Obligation that depends directly, or indirectly, through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero-coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see the Appendix to this Statement of Additional Information.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS.

    Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Portfolio may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest in a Municipal obligation gives the Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

    The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Reserves Portfolio may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria.

    Participation interests in Mutual Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

    In view of the possible concentration of Tax Free Reserves Portfolio in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulities of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

    Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Manager.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

    The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

    Although Tax Free Reserves Portfolio attempts to invest 100% of its net assets in Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above;
(b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which Tax Free Reserves Portfolio's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

STRUCTURED INSTRUMENTS

    Each of the Funds and Portfolios may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33-1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

    A Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations.

    As a fundamental policy, under normal market conditions, each of Tax Free Reserves and Tax Free Reserves Portfolio invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide current yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used, consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 335/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    Tax Free Reserves and U.S. Treasury Reserves may provide tax equivalent current yield quotations and tax equivalent effective yield quotations. A tax equivalent yield refers to a yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yields allows investors to compare yields of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. The tax equivalent current yield quotation and tax equivalent effective yield quotation of a Fund are calculated as follows: If the entire current or effective yield quotation for such period is tax-exempt, the tax equivalent yield will be the applicable yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current or effective yield quotation is not tax-exempt, the tax equivalent yield will be the sum of
(a) that portion of the applicable yield which is tax-exempt divided by 1 minus a stated income tax rate or rates plus (b) the portion of the applicable yield which is not tax-exempt. A Fund also may provide current yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Each Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    A Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV

Where: P   = a hypothetical initial payment of $1,000
       T   = average annual total return
       n   = number of years
       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Tax Free Reserves and Class A shares of U.S. Treasury Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    The following table sets forth the average annual total returns for Tax Free Reserves, Class A shares of U.S. Treasury Reserves and Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves for the period indicated. Average annual total returns are not provided for SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves, as those shares are newly offered as of the date of the supplement to this Statement of Additional Information ("SAI"). The calculations below are based on expenses actually paid by each Fund for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time period, which may cause the results to be more favorable than they otherwise would have been. Such waivers and/or reimbursements could be raised or lowered at any time.

                                                                                         REDEEMABLE VALUE
                                                                   AVERAGE              OF A HYPOTHETICAL
                                                                    ANNUAL              $1,000 INVESTMENT
PERIOD                                                           TOTAL RETURN        AT THE END OF THE PERIOD

LIQUID RESERVES
Class A
October 2, 1992 (commencement of operations) to August 31,
  2002 ....................................................         4.88%                   $1,603.59
Five years ended August 31, 2002 ..........................         4.94%                   $1,272.78
One year ended August 31, 2002 ............................         2.26%                   $1,022.59

SVB Securities Liquid Reserves Shares
April 21, 2000 (commencement of operations) to
  August 31, 2002 .........................................         3.90%                   $1,094.38
One year ended August 31, 2002 ............................         1.85%                   $1,018.53

SVB Securities Institutional Liquid Reserves Shares
June 5, 2001 (commencement of operations) to
  August 31, 2002 .........................................         2.57%                   $1,031.97
One year ended August 31, 2002 ............................         2.22%                   $1,022.18

U.S. TREASURY RESERVES
CLASS A
October 2, 1992 (commencement of operations) to
  August 31, 2002 .........................................         4.40%                   $1,532.58
Five years ended August 31, 2002 ..........................         4.39%                   $1,239.47
One year ended August 31, 2002 ............................         1.91%                   $1,019.06

TAX FREE RESERVES
May 21, 1997 (commencement of operations) to
  August 31, 2002 .........................................         3.10%                   $1,174.94
Five years ended August 31, 2002 ..........................         3.07%                   $1,163.45
One year ended August 31, 2001 ............................         1.62%                   $1,016.18


    The following table shows the current yield and effective yield calculations for each class of each Fund (other than SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves which is newly offered as of the date of the supplement to this SAI) and the tax equivalent current and effective yields for Class A shares U.S. Treasury Reserves and Tax Free Reserves, for the seven day period ended August 31, 2002.

                                                                                                        TAX               TAX
                                                                    CURRENT       EFFECTIVE         EQUIVALENT        EQUIVALENT
                                                                     YIELD          YIELD          CURRENT YIELD    EFFECTIVE YIELD
                                                                  -----------  ----------------  -----------------  ---------------
LIQUID RESERVES
  Class A ......................................................     1.75%          1.77%               N/A               N/A
  SVB Securities Liquid Reserves ...............................     1.35%          1.36%               N/A               N/A
  SVB Securities Institutional Liquid Reserves .................     1.71%          1.73%               N/A               N/A
U.S. TREASURY RESERVES
  Class A ......................................................     1.51%          1.52%              1.69%(1)          1.70%(1)
TAX FREE RESERVES ..............................................     1.28%          1.29%              2.08%(2)          2.10%(2)

------------
(1) The information reflects tax equivalent yields for New York City residents and assumes a combined state and local tax rate of 10.50% for such residents. Other shareholders should consult their tax advisers for information regarding tax equivalent yield.
(2) Assuming a federal tax bracket of 38.60%.

    For advertising and sales purposes, Liquid Reserves and U.S. Treasury Reserves will generally use the performance of Class A shares. All outstanding Liquid Reserves shares and U.S. Treasury Reserves were designated Class A shares on March 31, 2000 and January 1, 2003, respectively. If the performance of SVB Securities Liquid Reserves Shares, SVB Securities Institutional Liquid Reserves Shares or SVB Securities Institutional U.S. Treasury Reserves Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class A performance. SVB Securities Liquid Reserves and SVB Securities Institutional Liquid Reserves Shares' performance generally would have been lower than Class A performance had the SVB Securities Liquid Reserves or SVB Securities Institutional Liquid Reserves Shares been offered for the entire period, because the expenses attributable to SVB Securities Liquid Reserves and SVB Securities Institutional Liquid Reserves Shares are higher than the expenses attributable to the Class A shares. SVB Securities Institutional U.S. Treasury Reserves Shares' performance is expected to be the same as Class A performance because SVB Securities Institutional U.S. Treasury Reserves Shares are expected to have the same expenses.

                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for Tax Free Reserves, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. For Liquid Reserves and U.S. Treasury Reserves this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which a Fund invests close early, such Fund's net asset value may be determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar- weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub- transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

      5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    As described in the Prospectuses for the Funds, Liquid Reserves offers three classes of shares -- Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares -- and U.S. Treasury Reserves offers two classes of shares -- Class A shares and SVB Securities Institutional U.S. Treasury Reserves Shares.

    Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Likewise, each class of shares of U.S. Treasury Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. To the extent there are differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS A SHARES OF LIQUID RESERVES AND U.S. TREASURY RESERVES

    You may purchase Class A shares at a public offering price equal to such class' applicable net asset value per share. Class A shares of each of Liquid Reserves and U.S. Treasury Reserves are also subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

SVB SECURITIES LIQUID RESERVES AND SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES OF LIQUID RESERVES AND SVB SECURITIES INSTITUTIONAL U.S. TREASURY RESERVES SHARES OF U.S. TREASURY RESERVES

    SVB Securities Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Liquid Reserves Shares are also subject to an annual distribution/service fee of up to 0.45%. See "Distributor."

    SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. The minimum initial investment required by Silicon Valley Bank as Service Agent is currently $20 million. SVB Securities Institutional Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

    SVB Securities Institutional U.S. Treasury Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Institutional U.S. Treasury Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

    Each Service Agent has agreed to transmit to its customers who hold SVB Securities Liquid Reserves, SVB Securities Institutional U.S. Treasury Reserves Shares or SVB Securities Institutional Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. If you hold your shares through a Service Agent, your Service Agent is the shareholder of record for the SVB Securities Liquid Reserves, SVB Securities Institutional U.S. Treasury Reserves Shares or SVB Securities Institutional Liquid Reserves Shares you own.

INVOLUNTARY REDEMPTIONS OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                                6. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager. The Trustees and officers of each Fund and Portfolio, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. The address of each Trustee and officer is Citigroup Asset Management, c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.

    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                      NUMBER OF
                                                                                                      INVESTMENT
                                                                                                      COMPANIES
                                                                                                   ASSOCIATED WITH
                                     POSITION HELD          PRINCIPAL OCCUPATION DURING               CITIGROUP
                                      AND LENGTH                PAST FIVE YEARS AND                   OVERSEEN BY
NAME AND AGE                        OF TIME SERVED            OTHER DIRECTORSHIPS HELD                  TRUSTEE
------------                        --------------          ----------------------------           ----------------
INTERESTED TRUSTEE
R. Jay Gerken*; 51               Chairman of the Board      Managing Director, Salomon Smith          225
                                 and Trustee since 2002     Barney Inc. ("Salomon Smith
                                                            Barney") (since 1996).

DISINTERESTED TRUSTEES
Elliott J. Berv; 59              Trustee since 2001         President and Chief Operations             37
                                                            Officer, Landmark City (Real
                                                            Estate Development) (since
                                                            2002); Executive Vice President
                                                            and Chief Operations Officer,
                                                            DigiGym Systems (On-line
                                                            Personal Training Systems)
                                                            (since 2001); President,
                                                            Catalyst Consulting (Management
                                                            Consultants) (since 1984); Board
                                                            Member, American Identity Corp.
                                                            (doing business as Morpheus
                                                            Technologies) (Biometric
                                                            Information Management) (since
                                                            2001; consultant since 1999);
                                                            Director, Lapoint Industries
                                                            (Industrial Filter Company)
                                                            (since 2002); Director,
                                                            Alzheimer's Association (New
                                                            England Chapter) (since 1998).

Donald M. Carlton; 65            Trustee since 2001         Member of Management Committee,            32
                                                            Signature Science (Research  and
                                                            Development) (since 2000);
                                                            Director, American Electric
                                                            Power (Electric Utility) (since
                                                            1999); Director, Valero Energy
                                                            (Petroleum Refining)  (since
                                                            1999); Consultant, URS
                                                            Corporation (Engineering) (since
                                                            1999); Director, National
                                                            Instruments Corp. (Technology)
                                                            (since 1994); former Chief
                                                            Executive Officer, Radian
                                                            International L.L.C.
                                                            (Engineering) (from 1996 to
                                                            1998).

A. Benton Cocanougher; 64        Trustee since 2001         Special Advisor, Texas A&M                 32
                                                            University (since 2002); Dean
                                                            Emeritus and Wiley Professor,
                                                            Texas A&M University (since
                                                            2001); former Dean and Professor
                                                            of Marketing, College and
                                                            Graduate School of Business of
                                                            Texas A&M University (from 1987
                                                            to 2001); former Director,
                                                            Randall's Food Markets, Inc.
                                                            (from 1990 to 1999); former
                                                            Director, First American Bank
                                                            and First American Savings Bank
                                                            (from 1994 to 1999).

Mark T. Finn; 59                 Trustee since 2001         Adjunct Professor, William &               37
                                                            Mary College (since 2002);
                                                            Principal/Member, Balvan
                                                            Partners/Balfour Vantage
                                                            (Manager to Vantage Hedge Fund,
                                                            L.P.) (since 2002); Chairman and
                                                            Owner, Vantage Consulting Group,
                                                            Inc. (Investment Advisory and
                                                            Consulting Firm) (since 1988);
                                                            former Vice Chairman and Chief
                                                            Operating Officer, Lindner Asset
                                                            Management Company (Mutual Fund
                                                            Company) (from 1999 to 2001);
                                                            former President and Director,
                                                            Delta Financial, Inc.
                                                            (Investment Advisory Firm) (from
                                                            1983 to 1999); former General
                                                            Partner and Shareholder,
                                                            Greenwich Ventures LLC
                                                            (Investment Partnership) (from
                                                            1996 to 2001); former President,
                                                            Secretary, and Owner, Phoenix
                                                            Trading Co. (Commodity Trading
                                                            Advisory Firm) (from 1997 to
                                                            2000).

Stephen Randolph Gross; 55       Trustee since 2001         Chairman, Gross, Collins &                 32
                                                            Cress, P.C. (Accounting Firm)
                                                            (since 1980); Treasurer,
                                                            Coventry Limited, Inc. (since
                                                            1985); Partner, Capital
                                                            Investment Advisory Partners
                                                            (Consulting) (since January
                                                            2000); Chief Executive Officer,
                                                            HLB Gross Collins, P.C. (CPA)
                                                            (since 1999); Director, United
                                                            Telesis, Inc. (Telecommunications)
                                                            (since 1997); Director, ebank.com,
                                                            Inc. (since 1997); Director,
                                                            Andersen Calhoun (Assisted Living)
                                                            (since 1987); Secretary, Carint
                                                            N.A. (Manufacturing) (since 1988);
                                                            former Managing Director,
                                                            Fountainhead Ventures, L.L.C.
                                                            (Consulting) (from 1998 to
                                                            2002); former Treasurer, Hank
                                                            Aaron Enterprises (Fast Food
                                                            Franchise) (from 1985 to 2001);
                                                            former Director, Charter Bank,
                                                            Inc. (from 1987 to 1997); former
                                                            Director, Yu Save, Inc.
                                                            (Internet Company) (from 1998 to
                                                            2000); former Director,
                                                            Hotpalm.com, Inc. (Wireless
                                                            Applications) (from 1998 to
                                                            2000); former Director, Ikon
                                                            Ventures, Inc. (from 1997 to 1998).

Diana R. Harrington; 63          Trustee since 1992         Professor, Babson College (since           37
                                                            1992); former Trustee, The
                                                            Highland Family of Funds
                                                            (Investment Company) (from 1997
                                                            to 1998).

Susan B. Kerley; 51              Trustee since 1992         Consultant, Strategic Management           37
                                                            Advisors, LLC/Global Research
                                                            Associates, Inc. (Investment
                                                            Consulting) (since 1990);
                                                            Director, Eclipse Funds
                                                            (currently supervises 17
                                                            investment companies in NY Life
                                                            fund complex) (since 1990).

Alan G. Merten; 61               Trustee since 2001         President, George Mason                    32
                                                            University (since 1996); Board
                                                            Member, Bersoff Technology Group
                                                            (Information Technology) (since
                                                            1996); Director, Comshare, Inc.
                                                            (Information Technology) (since
                                                            1985); former Director, Indus
                                                            (Information Technology) (from
                                                            1995 to 1999).

C. Oscar Morong, Jr.; 67         Trustee since 2001         Managing Director, Morong                  37
                                                            Capital Management (since 1993);
                                                            Trustee, Morgan Stanley
                                                            Institutional Funds (currently
                                                            supervises 75 investment
                                                            companies) (since 1993) former
                                                            Director, Indonesia Fund (Closed
                                                            End Fund) (from 1990 to 1999).

R. Richardson Pettit; 60         Trustee since 2001         Professor of Finance, University           32
                                                            of Houston (since 1977);
                                                            Independent Consultant (since
                                                            1984).

Walter E. Robb, III; 76          Trustee since 2001         President, Benchmark Consulting            37
                                                            Group, Inc. (Service Company)
                                                            (since 1991); Director, John
                                                            Boyle & Co., Inc. (Textiles)
                                                            (since 1999); Sole Proprietor,
                                                            Robb Associates (Corporate
                                                            Financial Advisors) (since
                                                            1978); Director, Harbor Sweets,
                                                            Inc. (Candy Manufacturer) (since
                                                            1990); Director, W.A. Wilde Co.
                                                            (Direct Media Marketing) (since
                                                            1982); Director, Alpha Granger
                                                            Manufacturing, Inc. (Electronic
                                                            Hardware) (since 1983); Co-
                                                            owner, Kedron Design (Gifts)
                                                            (since 1978); former Trustee,
                                                            MFS Family of Funds (Investment
                                                            Company) (from 1985 to 2001);
                                                            former President and Treasurer,
                                                            Benchmark Advisors, Inc.
                                                            (Financial Consulting) (from
                                                            1989 to 2000); Harvard Club of
                                                            Boston (Audit Committee) (since
                                                            2001).

OFFICERS
R. Jay Gerken*; 51               President and Chief        Managing Director, Salomon Smith          N/A
                                 Executive Officer          Barney (since 1996).
                                 since 2002

Lewis E. Daidone*; 45            Chief Administrative       Managing Director, Salomon Smith          N/A
                                 Officer and Senior Vice    Barney (since 1990); Chief
                                 President since 2000;      Financial Officer, Smith Barney
                                 Principal Financial        Mutual Funds; Director and
                                 Officer since 2003         Senior Vice President, Smith
                                                            Barney Fund Management LLC and
                                                            Travelers Investment Adviser.

Frances Guggino*; 45             Controller since 2002      Vice President, Citigroup Asset           N/A
                                                            Management (since 1991).

Andrew Beagley*; 40              Chief Anti-Money           Director, Salomon Smith Barney            N/A
                                 Laundering Compliance      (since 2000); Director of
                                 Officer since 2002         Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the Middle
                                                            East and Africa, Citigroup Asset
                                                            Management (from 1999 to 2000);
                                                            Compliance Officer, Salomon
                                                            Brothers Asset Management
                                                            Limited, Smith Barney Global
                                                            Capital Management Inc., Salomon
                                                            Brothers Asset Management Asia
                                                            Pacific Limited (from 1997 to
                                                            1999).

Marianne Motley*; 44             Assistant Treasurer since  Director, Mutual Fund                     N/A
                                 2000                       Administration for Salomon Smith
                                                            Barney (since 1994).

Robert I. Frenkel*; 48           Chief Legal Officer        Managing Director and General             N/A
                                 since 2003 and             Counsel, Global Mutual Funds for
                                 Secretary since 2000       Citigroup Asset Management
                                                            (since 1994).

Thomas C. Mandia*; 41            Assistant Secretary since  Director and Deputy General               N/A
                                 2000                       Counsel, Citigroup Asset
                                                            Management (since 1992).

Rosemary D. Emmens*; 33          Assistant Secretary since  Vice President and Associate              N/A
                                 2000                       General Counsel, Citigroup Asset
                                                            Management (since 1998);
                                                            Counsel, The Dreyfus Corporation
                                                            (from 1995 to 1998).

Harris Goldblat*; 33             Assistant Secretary since  Vice President and Associate              N/A
                                 2000                       General Counsel, Citigroup Asset
                                                            Management (since 2000);
                                                            Associate, Stroock & Stroock &
                                                            Lavan LLP (from 1997 to 2000).

Joseph Volpe*; 40                Assistant Controller       Vice President of Citigroup               N/A
                                 since 2002                 Asset Management (since 1992).

Joseph Genco*; 35                Assistant Controller       Assistant Vice President of               N/A
                                 since 2002                 Citigroup Asset Management
                                                            (since 1997).

    The Board of Trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the fund, within the meaning of the 1940 Act. The Audit Committee met two times during the year ended August 31, 2002 to review the internal and external accounting procedures of the Funds and, among other things, to consider the selection of independent certified public accountants for the Funds and to review the independence of the accountants.

    The Board of Trustees also has a standing Governance Committee. All trustees who are not "interested persons" of the fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee met four times during the fiscal year ended August 31, 2002. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002.

                       DOLLAR RANGE OF EQUITY SECUITIES
                       --------------------------------

                                                                                                         AGGREGATE DOLLAR
                                                                                                          RANGE OF EQUITY
                                                                                                         SECURITIES IN ALL
                                                                                                       REGISTERED INVESTMENT
                                                                                                        COMPANIES OVERSEEN
                                                                                                      BY THE DIRECTOR IN THE
                                                         U.S. TREASURY                                 FAMILY OF INVESTMENT
NAME OF TRUSTEE                   LIQUID RESERVES          RESERVES          TAX FREE RESERVES               COMPANIES
---------------                   ---------------        -------------       -----------------        ------------------------

DISINTERESTED TRUSTEES:
Elliott J. Berv                        None                  None                  None                   $10,001-$50,000
Donald M. Carlton                      None                  None                  None                   $10,001-$50,000
A. Benton Cocanougher                  None                  None                  None                     $1-$10,000
Mark T. Finn                           None                  None                  None                     $1-$10,000
Stephen Randolph Gross                 None                  None                  None                        None
Diana Harrington                       None                  None                  None                   $10,001-$50,000
Susan B. Kerley                        None                  None                  None                     $1-$10,000
Alan G. Merten                         None                  None                  None                     $1-$10,000
C. Oscar Morong, Jr.                   None                  None                  None                     $1-$10,000
R. Richardson Pettit                   None                  None                  None                   $10,001-$50,000
Walter E. Robb, III                    None                  None                  None                   $50,001-$100,000

INTERESTED TRUSTEE:
R. Jay Gerken                          None                  None                  None                    over $100,000

    None of the disinterested Trustees or their family members had any interest in the Manager, Salomon Smith Barney, or any person directly or indirectly controlling, controlled by, or under common control with the Manager or Salomon Smith Barney as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Funds currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, the Funds will reimburse trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.

                         TRUSTEES COMPENSATION TABLE

                                                                         PENSION OR                       TOTAL        NUMBER OF
                             AGGREGATE      AGGREGATE      AGGREGATE     RETIREMENT      ESTIMATED    COMPENSATION     FUNDS IN
                           COMPENSATION   COMPENSATION   COMPENSATION   BENEFITS PAID     ANNUAL          FROM          COMPLEX
                               FROM           FROM           FROM        AS PART OF      BENEFITS       THE TRUST     UPON WHICH
                              LIQUID      U.S. TREASURY    TAX FREE         FUND           UPON            AND       THE TRUSTEES
TRUSTEE                     RESERVES(1)    RESERVES(1)    RESERVES(1)    EXPENSES(2)    RETIREMENT     COMPLEX(1)       SERVED
-------                   --------------  -------------  ------------  ---------------  ----------  ---------------  --------------

DISINTERESTED TRUSTEES:
Elliott J. Berv(3)            $22,697         $803           $566           None           None          $70,000          34
Donald M. Carlton(3)          $22,750         $805           $568           None           None          $70,000          29
A. Benton Conanougher(3)      $22,750         $805           $568           None           None          $70,100          29
Mark T. Finn(3)               $22,697         $803           $566           None           None          $72,500          34
Riley G. Gilley(4)            $15,167         $539           $413          $17,500        $70,000        $47,500          N/A
Stephen Randolph Gross(3)     $22,750         $805           $568           None           None          $72,500          29
Diana R. Harrington           $22,697         $803           $566           None           None          $72,500          34
Susan B. Kerley               $22,697         $803           $566           None           None          $72,500          34
Alan G. Merten(3)             $22,750         $805           $568           None           None          $70,000          29
C. Oscar Morong, Jr.(3)       $28,579        $1,022          $698           None           None          $90,500          34
R. Richardson Pettit(3)       $22,750         $805           $568           None           None          $72,500          29
Walter E. Robb, III(3)        $22,697         $803           $566           None           None          $72,500          34
E. Kirby Warren(4)            $18,092         $612           $471          $17,500        $70,000        $55,000          N/A

INTERESTED TRUSTEES:
R. Jay Gerken                   $0             $0             $0            None           None            $0             225
Heath B. McLendon(4)            $0             $0             $0            None           None            $0             N/A

------------
(1) Information is for the fiscal year ended August, 31, 2002.
(2) Information is for the calendar year ending as of December 31, 2002.
(3) Each of these Trustees took office on September 28, 2001. The compensation that each of these Trustees received from the
    Fund complex is calculated for the period form September 28, 2001 to August 31, 2002.
(4) Messrs. Kirby Warren and Riley C. Gilley, former Trustees of the Trust, retired as of June 30, 2002. All amounts provided in the chart for Messrs. E. Kirby Warren and Riley C. Gilley are for the period from September 1, 2001 to June 30, 2002.
    Mr. Heath McLendon resigned as Trustee of the Trust on September 13, 2002. Mr. McLendon did not receive any compensation from the Trust for the fiscal year ended August 31, 2002, as he was affiliated with the Manager.

    The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. As of August 31, 2002, the Funds did not pay any amounts under the Plan.

    As of January 16, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of Liquid Reserves: News America Incorporated, 1211 Avenue of the Americas, New York, NY 10043-0001 (6%).

    As of January 16, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Liquid Reserves shares of Liquid Reserves: Banc of America Securities LLC, Attn. Money Funds NC1-004-03-06, 200 North College Street, 3rd Floor, Charlotte, NC 28255-0001 (100%).

    As of January 16, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Institutional Liquid Reserves shares of Liquid Reserves: Banc of America Securities LLC, Attn. Money Funds NC1-004-03-06, 200 North College Street, 3rd Floor, Charlotte, NC 28255-0001 (100%).

    As of January 16, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of U.S. Treasury Reserves: Walter Oil & Gas, Corporation - Revenue, Houston, TX 77002-5299 (6%); Helmsley Enterprises Inc., 230 Park Avenue, Suite 659, New York, NY 10169-0005 (25%); Renaissance Technologies Corp., 800 3rd Avenue, New York, NY 10022-7604 (15%); Citibank NA, Attn: John Malandro, 1 Court Square 22nd Floor, New York, NY 11120 (18%).

    As of January 16, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Tax Free Reserves: Lowes Companies Inc., 1605 Curito Bridge Road, Wilkesboro, NC 28697-2246 (22%); Citibank NA, Attn: John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (63%).

    As of January 16, 2003, the Trustees and officers as a group owned less than 1% of each class of each Fund.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Portfolio. Currently, advisory services for each of Liquid Reserves, U. S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Funds and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Fund in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the Manager from broker- dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the applicable Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    CASH RESERVES PORTFOLIO: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $11,359,641, and $7,886,214, respectively. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $9,822,832 and $11,324,457, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves Portfolio to Citi Fund Management under the current Management Agreement were $23,989,622. For the period from January 1, 2002 to August 31, 2002, the fees paid by Liquid Reserves to Citi Fund Management under its current Management Agreement were $21,567,778. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $3,379,323, and $2,238,669 respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001 the fees paid to Smith Barney Fund Management LLC, a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $9,387,765 and $4,727,832, respectively. On December 31, 2001, Liquid Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Cash Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $858,454, and $624,623, respectively. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $462,644 and $395,703, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under its current Management Agreement were $793,098. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement were $643,471. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $789,249 and $267,720, respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $738,886 and $260,879, respectively. On December 31, 2001, U.S. Treasury Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, U.S. Treasury Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    TAX FREE RESERVES PORTFOLIO: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $746,484 and $474,404, respectively. For the periods from April 1, 2001 to August 31, 2001 and September 1, 2001 to December 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $359,588 and $375,406, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under its current Management Agreement were $1,102,563. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves to Citi Fund Management under its current Management Agreement were $329,423. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., a former administrator, under a prior Administrative Services Agreement were $30,594, $15,579, and $0 respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $7,203 and $0, respectively. On December 31, 2001, Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Tax Free Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or
(b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Each of the Funds has adopted Service Plans (each a "Service Plan" and collectively, the "Service Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, a Fund may pay monthly fees as a percentage of the average daily net assets of the respective Fund or class, as applicable, at an annual rate not to exceed the following:

   Liquid Reserves -- Class A                                              0.10%
   Liquid Reserves -- SVB Securities Liquid Reserves Shares                0.45%
   Liquid Reserves -- SVB Securities Institutional Liquid Reserves Shares  0.10%
   U.S. Treasury Reserves -- Class A                                       0.10%
   U.S. Treasury Reserves -- SVB Securities Institutional U.S. Treasury
                             Reserves Shares                               0.10%
   Tax Free Reserves                                                       0.10%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the Funds or classes currently impose any sales charges.

    The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each Fund and each class within a Fund separately.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the distributor by each Fund for the past three fiscal years are set forth below. For the fiscal year ended August 31, 2002, Salomon Smith Barney received all payments made under each Service Plan (and prior distribution plan) which may have been used for various items, including advertising, printing and mailing of prospectuses to other than current shareholders, compensation of underwriters, compensation to broker-dealers, compensation to sales personnel or interest, carrying, or other financing charges.

    LIQUID RESERVES -- CLASS A SHARES: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Class A shares of Liquid Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Class A shares of Liquid Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, all fees payable from Class A shares of Liquid Reserves to Salomon Smith Barney under its current Service Plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001, all fees payable to Service Agents by Class A shares of Liquid Reserves under prior Servicing Agreements were waived. Each Servicing Agreement was terminated as of December 31, 2001.

    LIQUID RESERVES -- SVB SECURITIES LIQUID RESERVES SHARES For the period from April 21, 2000 (commencement of operations) to August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the SVB Securities Liquid Reserves Shares paid $43,569 and $336,923, respectively, to CFBDS, Inc., the former distributor, under a prior Distribution Agreement, after waivers. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, SVB Securities Liquid Reserves paid, after waivers, $2,569,090 and $1,614,049, respectively to Salomon Smith Barney under a prior service plan. For the period from Jaunary 1, 2002 to August 31, 2002, SVB Securities Liquid Reserves paid, after waivers, $1,932,273 to Salomon Smith Barney under its current Service Plan.

    LIQUID RESERVES -- SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES For the period from June 1, 2001 (commencement of operations) to August 31, 2001, and for the fiscal year ended August 31, 2002, SVB Securities Institutional Liquid Reserves Shares paid, after waivers, $94,408 and $870,375, respectively, to Salomon Smith Barney.

    U.S. TREASURY RESERVES -- CLASS A: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Class A shares U.S. Treasury Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Class A shares of U.S. Treasury Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, all fees payable from Class A shares of U.S. Treasury Reserves to Salomon Smith Barney under its current Service Plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001, all fees payable to Service Agents by Class A shares of U.S. Treasury Reserves under prior Servicing Agreements were waived. Each Servicing Agreement was terminated as of December 31, 2001.

    TAX FREE RESERVES: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Tax Free Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001 all fees payable to Service Agents by Tax Free Reserves under prior Servicing Agreements were waived. Each Servicing Agreement was terminiated as of December 31, 2001.

CODE OF ETHICS

    The Funds, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Funds and each Portfolio have entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust") pursuant to which Citicorp Trust acts as transfer agent for each Fund and Portfolio. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Funds and each Portfolio have entered into a Custodian Agreement and Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial, fund accounting and sub-transfer agency services are provided for each Fund and each Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2002 to the Manager or any affiliate of the Manager.

    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Funds are each a series of CitiFunds Institutional Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Funds, there is currently one other series of the Trust, Citi Institutional Cash Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

    A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary,
(iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund. The exercise of the power granted to a Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

    The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    Any Fund or class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of any Fund or class or the Trust voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of any Fund or class or the Trust voting as a single class. Any Fund or class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Funds are series of the Trust, an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Declaration of Trust further provides that obligations of the Fund or Trust are not binding upon the Trustees individually but only upon the property of the Fund or Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Funds' Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Funds' Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Portfolios in which the Funds invest are New York trusts and are also governed by Declarations of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    A Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal and state income or excise taxes.

    The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent auditors for Liquid Reserves and Cash Reserves Portfolio. KPMG LLP, 757 Third Avenue, New York, NY 10017, are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio.

    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statement of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2002, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2002, Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statement of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2002, Statements of Operations for the year ended August 31, 2002, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2002, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2002, Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2002, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2002 and 2001. Fiscal years prior to August 31, 2001 were audited by Deloitte & Touche LLP ( "D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five year period ended August 31, 2002, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2002, Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2002, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2002 and 2001. Fiscal years prior to August 31, 2001 were audited by D&T. Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A

                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL DEBT ISSUANCE:

    In municipal debt issuance, Moody's ratings for short-term obligations are designated Moody's Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM ISSUE
RATINGS:

    Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

    -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

    Note rating symbols are as follows:

    SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is good.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH RATINGS TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

    When assigning ratings, Fitch Ratings considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH RATINGS TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI INSTITUTIONAL LIQUID RESERVES)
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

(FOR CITI INSTITUTIONAL U.S. TREASURY RESERVES AND
CITI INSTITUTIONAL TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS
For Private Banking Clients:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place, Stamford, CT 06902
Call Your Citigroup Private Banking Account Officer or Registered
Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way, New Castle, DE 19720

                       Filed under Rule 497(e) File Nos. 33-49552 and 811-6740

                                                                   Statement of
                                                         Additional Information
                                                              December 31, 2002
                                                                as supplemented
                                           February 5, 2003 and October 1, 2003

CITI(SM) INSTITUTIONAL CASH RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2002, for Citi(SM) Institutional Cash Reserves (the "Fund") and the Prospectus dated December 31, 2002 of the SVB Securities Horizon Shares, formerly called SVB Late Day Liquid Reserves Shares, a separate class of shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 29 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor in SVB Securities Horizon Shares may obtain copies of the Fund's Prospectuses and Annual Report without charge by calling 1-800-303-7371, toll free and all other investors may obtain such documents by calling 1-800-331-1792 toll free.

    The Fund is series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1.  The Fund ............................................................
 2.  Investment Objective, Policies and Restrictions .....................
 3.  Performance Information .............................................
 4.  Determination of Net Asset Value ....................................
 5.  Additional Information on the Purchase and Sale of Fund Shares ......
 6.  Management ..........................................................
 7.  Dealer Commissions and Concessions ..................................
 8.  Portfolio Transactions ..............................................
 9.  Description of Shares, Voting Rights and Liabilities ................
10.  Certain Additional Tax Matters ......................................
11.  Independent Accountants and Financial Statements ....................

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Institutional Cash Reserves was called CitiFunds Institutional Cash Reserves.

    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Fund utilizes a master/feeder structure by investing all of its assets in Institutional Reserves Portfolio. The Portfolio is diversified, open-end management investment company and has the same investment objectives and policies as the Fund. The Board of Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    The Portfolio, as a series of a Massachusetts business trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund and the Portfolio. Citi Fund Management manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund and Portfolio.

    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares may be purchased from Salomon Smith Barney Inc. ("Salomon Smith Barney" or the Distributor), or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank. Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, Salomon Smith Barney and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Trust seeks the investment objective of the Fund by investing all of the Fund's assets in Institutional Reserves Portfolio which has the same investment objectives and policies as the Fund. The Prospectuses contain a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both Fund and Portfolio, as applicable.

    The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of the Fund's shareholders would not be required to change any of its investment policies.

INSTITUTIONAL RESERVES PORTFOLIO

    Institutional Reserves Portfolio seeks its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

        (1) Bank obligations -- The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund's total net assets.

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

        (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and
    (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

        Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

    The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES

    In order to ensure the availability of suitable securities, the Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Portfolio at a future date beyond customary settlement time. Under normal circumstances, the Portfolio takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Portfolio establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or
(ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

THE FUND OR PORTFOLIO MAY NOT:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of current yield, effective yield, total rate of return or average annual total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. The Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    The Fund may provide current yield and effective yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of the Fund which is used, consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    The Fund may provide its period and annualized total rates of return. The total rate of return refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for the Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    The Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    The Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)\n/ = ERV

Where: P=   a hypothetical initial payment of $1,000
       T=   average annual total return
       n=   number of years
       ERV= Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    The following table sets forth the average annual total returns for Class L, Class S and SVB Securities Horizon Shares of the Fund. Class I and 0 shares of Fund were not outstanding on August 31, 2002, and accordingly have no investment history. The calculations below are based on expenses actually paid by the Fund for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time priced, which may cause the results to be more favorable than they otherwise would have been. Such waivers or reimbursements could be raised or lowered at any time.

                                                                                            REDEEMABLE VALUE
                                                                                           OF A HYPOTHETICAL
                                                                                           $1,000 INVESTMENT
                                                                     AVERAGE ANNUAL            AT THE END
PERIOD                                                                TOTAL RETURN           OF THE PERIOD
------                                                                ------------           -------------
Class L
October 17, 1997 (commencement of operations) to
  August 31, 2002                                                        4.77%                 $1,254.79
One year ended August 31, 2002                                           1.98%                 $1,019.83

Class S
October 6, 1999 (commencement of operations) to
  August 31, 2002                                                        4.61%                 $1,245.67
One year ended August 31, 2002                                           1.83%                 $1,018.39
SVB Securities Horizon Shares
  June 1, 2001 (commencement of operations) to
  August 31, 2002                                                        1.02%                 $1,017.56

The current yields for the Class L, Class S and SVB Securities Horizon Shares of the Fund for the seven-day period ended August 31, 2002 were 1.69%, 1.55%, and 0.75%, respectively. The effective yields for the Class L, Class S and SVB Securities Horizon Shares of the Fund for such period were 1.70%, 1.56%, and 0.75%, respectively.

    For advertising and sales purposes, the Fund will generally use the performance of Class L shares. All outstanding Fund shares were designated Class L shares on January 4, 1999. If the performance of Class I, Class O or Class S shares or SVB Securities Horizon Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class L performance. The performance of SVB Securities Horizon Shares generally would have been lower than Class L performance because the expenses attributable to SVB Securities Horizon Shares are higher than the expenses attributable to Class L shares.

                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in the underlying Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value is determined as of the earlier close. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Fund's and the Portfolio's Trustees have established procedures to stabilize the value of the Fund's and Portfolio's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund and Portfolio maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limits their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Fund and Portfolio also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")

    It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts, if and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                  5.  ADDITIONAL INFORMATION ON THE PURCHASE
                           AND SALE OF FUND SHARES

    As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares. SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank.

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                6. MANAGEMENT

    The Fund and Portfolio is each supervised by a Board of Trustees of which a majority of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trusts, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.

    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                   NUMBER OF
                                                                                                   INVESTMENT
                                                                                                   COMPANIES
                                                                                                ASSOCIATED WITH
                                        POSITION HELD         PRINCIPAL OCCUPATION DURING          CITIGROUP
                                         AND LENGTH               PAST FIVE YEARS AND             OVERSEEN BY
NAME AND AGE                           OF TIME SERVED           OTHER DIRECTORSHIPS HELD            TRUSTEE
------------                           --------------         ---------------------------       ----------------
INTERESTED TRUSTEE
R. Jay Gerken*; 51               Chairman of the Board and  Managing Director, Salomon Smith          226
                                 Trustee since 2002         Barney Inc. ("Salomon Smith
                                                            Barney") (since 1996).

DISINTERESTED TRUSTEES
Elliott J. Berv; 59              Trustee since 2001         President and Chief Operations             35
                                                            Officer, Landmark City (Real
                                                            Estate Development) (since
                                                            2002); Board Member, American
                                                            Identity Corp. (doing business
                                                            as Morpheus Technologies)
                                                            (Biometric Information
                                                            Management) (since 2001;
                                                            consultant since 1999);
                                                            Director, Lapoint Industries
                                                            (Industrial Filter Company)
                                                            (since 2002); Executive Vice
                                                            President and Chief Operations
                                                            Officer, DigiGym Systems (On-
                                                            line Personal Training Systems)
                                                            (since 2001); President,
                                                            Catalyst Consulting (since
                                                            1991); Director, Alzheimer's
                                                            Association (New England
                                                            Chapter) (since 1998).

Donald M. Carlton; 65            Trustee since 2001         Director, American Electric                30
                                                            Power (Electric Utility) (since
                                                            1999); Director, Valero Energy
                                                            (Petroleum Refining)  (since
                                                            1999); Consultant, URS
                                                            Corporation (Engineering) (since
                                                            1999); Director, National
                                                            Instruments Corp. (Technology)
                                                            (since 1994);    former Chief
                                                            Executive Officer, Radian
                                                            International L.L.C.
                                                            (Engineering) (from 1996 to
                                                            1998); Member of Management
                                                            Committee, Signature Science
                                                            (Research and Development)
                                                            (since 2000).

A. Benton Cocanougher; 64        Trustee since 2001         Dean Emeritus and Wiley                    30
                                                            Professor, Texas A&M University
                                                            (since 2001);  former Dean and
                                                            Professor of Marketing, College
                                                            and Graduate School of Business
                                                            of Texas A & M University (from
                                                            1987 to 2001); former  Director,
                                                            Randall's Food  Markets, Inc.
                                                            (from 1990 to  1999); former
                                                            Director, First  American Bank
                                                            and First  American Savings Bank
                                                            (from 1994 to 1999).

Mark T. Finn; 59                 Trustee since 2001         Chairman and Owner, Vantage                35
                                                            Consulting Group, Inc.
                                                            (Investment Advisory and
                                                            Consulting Firm) (since 1988);
                                                            former Vice Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (Mutual Fund Company) (from
                                                            March 1999 to 2001); former
                                                            President and Director, Delta
                                                            Financial, Inc. (Investment
                                                            Advisory Firm) (from 1983 to
                                                            1999); former General Partner
                                                            and Shareholder, Greenwich
                                                            Ventures LLC (Investment
                                                            Partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner, Phoenix
                                                            Trading Co. (Commodity Trading
                                                            Advisory Firm) (from 1997 to
                                                            2000).

Stephen Randolph Gross; 55       Trustee since 2001         Partner, Capital Investment                30
                                                            Advisory Partners (Consulting)
                                                            (since January 2000); Director,
                                                            United Telesis, Inc.
                                                            (Telecommunications) (since
                                                            1997); former Managing Director,
                                                            Fountainhead Ventures, L.L.C.
                                                            (Consulting) from March 1998 to
                                                            2002); Director, ebank.com, Inc.
                                                            (since 1997); Director, Andersen
                                                            Calhoun (Assisted Living) (since
                                                            1987); Secretary, Carint N.A.
                                                            (Manufacturing) (since 1988);
                                                            former Treasurer, Hank Aaron
                                                            Enterprises (Fast Food
                                                            Franchise) (from 1985 to 2001);
                                                            Chairman, Gross, Collins &
                                                            Cress, P.C. (Accounting Firm)
                                                            (since 1980); Treasurer,
                                                            Coventry Limited, Inc. (since
                                                            1985); former Director, Charter
                                                            Bank, Inc. (from 1987 to 1997);
                                                            former Director, Yu Save, Inc.
                                                            (Internet Company) (from 1998 to
                                                            2000); former Director,
                                                            Hotpalm.com, Inc. (Wireless
                                                            Applications) (from 1998 to
                                                            2000); former Director, Ikon
                                                            Ventures, Inc. (from 1997 to
                                                            1998).

Diana R. Harrington; 62          Trustee since 1992         Professor, Babson College (since           35
                                                            1992); former Trustee, The
                                                            Highland Family of Funds
                                                            (Investment Company) (from March
                                                            1997 to March 1998).

Susan B. Kerley; 51              Trustee since 1992         Consultant, Strategic Management           35
                                                            Advisors, LLC/Global Research
                                                            Associates, Inc. (Investment
                                                            Consulting) (since 1990);
                                                            Director, Eclipse Funds
                                                            (currently supervises 17
                                                            investment companies in fund
                                                            complex) (since 1990).

Alan G. Merten; 61               Trustee since 2001         President, George Mason                    30
                                                            University (since 1996);
                                                            Director, Comshare, Inc.
                                                            (Information Technology)  (since
                                                            1985); former Director,  Indus
                                                            (Information Technology)  (from
                                                            1995 to 1999).

C. Oscar Morong, Jr.; 67         Trustee since 2001         Managing Director, Morong                  35
                                                            Capital Management (since 1993);
                                                            former Director,  Indonesia Fund
                                                            (Closed End  Fund) (from 1990 to
                                                            1999); Trustee, Morgan Stanley
                                                            Institutional Fund (currently
                                                            supervises 75 investment
                                                            companies) (since 1993).

R. Richardson Pettit; 60         Trustee since 2001         Professor of Finance, University           30
                                                            of Houston (since  1977);
                                                            Independent Consultant  (since
                                                            1984).

Walter E. Robb, III; 75          Trustee since 2001         Director, John Boyle & Co., Inc.           35
                                                            (Textiles) (since 1999);
                                                            President, Benchmark Consulting
                                                            Group, Inc.  (Service Company)
                                                            (since 1991); Director, Harbor
                                                            Sweets, Inc. (Candy) (since
                                                            1990); Sole Proprietor, Robb
                                                            Associates (Corporate Financial
                                                            Advisors) (since 1978);
                                                            Director, W.A. Wilde Co. (Direct
                                                            Media Marketing) (since 1982); Director,
                                                            Alpha Granger Manufacturing,
                                                            Inc. (Electronics) (since 1983);
                                                            Co-owner, Kedron Design  (Gifts)
                                                            (since 1978); former  Trustee,
                                                            MFS Family of Funds  (Investment
                                                            Company) (from  1985 to 2001);
                                                            former President and Treasurer,
                                                            Benchmark Advisors, Inc.
                                                            (Financial Consulting) (from
                                                            1989 to 2000); Harvard Club of
                                                            Boston (Audit Committee) (since
                                                            2001).

OFFICERS
R. Jay Gerken*; 51               President and Chief        Managing Director, Salomon Smith          N/A
                                 Executive Officer          Barney (since  1996).
                                 since 2002

Lewis E. Daidone*; 45            Chief Administrative       Managing Director, Salomon Smith          N/A
                                 Officer and Senior Vice    Barney (since 1990); Chief
                                 President since 2000       Financial Officer, Smith Barney
                                                            Mutual Funds; Director and
                                                            Senior Vice President, Smith
                                                            Barney Fund Management LLC and
                                                            Travelers Investment Adviser.

Irving David*; 42                Treasurer since 2002       Director, Salomon Smith Barney            N/A
                                                            (since 1997); former Assistant
                                                            Treasurer, First Investment
                                                            Management Company (from 1998 to
                                                            1994).

Frances Guggino*; 45             Controller since 2002      Vice President, Citibank  (since          N/A
                                                            1991).

Andrew Beagley*; 40              Chief Anti-Money           Director, Salomon Smith Barney            N/A
                                 Laundering Compliance      (since 2000); Director of
                                 Officer since 2002         Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the Middle
                                                            East and Africa, Citigroup Asset
                                                            Management (from 1999 to 2000);
                                                            Compliance Officer, Salomon
                                                            Brothers Asset Management
                                                            Limited, Smith Barney Global
                                                            Capital Management Inc., Salomon
                                                            Brothers Asset Management Asia
                                                            Pacific Limited (from 1997 to
                                                            1999).

Marianne Motley*; 43             Assistant Treasurer since  Director, Mutual Fund                     N/A
                                 2000                       Administration for Salomon
                                                            Smith Barney (since 1994).

Robert I. Frenkel*; 48           Chief Legal Officer since  Managing Director and General             N/A
                                 2003 and Secretary since   Counsel, Global Mutual Funds for
                                 2000                       Citigroup Asset Management
                                                            (since 1994).

Thomas C. Mandia*; 40            Assistant Secretary since  Director and Deputy General               N/A
                                 2000                       Counsel, Citigroup Asset
                                                            Management (since 1992).

Rosemary D. Emmens*; 33          Assistant Secretary since  Vice President and Associate              N/A
                                 2000                       General Counsel, Citigroup Asset
                                                            Management (since 1998);
                                                            Counsel, The Dreyfus Corporation
                                                            (from 1995 to  1998).

Harris Goldblat*; 33             Assistant Secretary since  Associate General Counsel,                N/A
                                 2000                       Citigroup Asset Management
                                                            (since 2000); Associate, Stroock
                                                            & Stroock & Lavan LLP (from 1997
                                                            to 2000).

Joseph Volpe*; 40                Assistant Controller since Vice President of Citigroup               N/A
                                 2002                       Asset Management (since 1992).

Joseph Genco*; 34                Assistant Controller since Assistant Vice President of               N/A
                                 2002                       Citigroup Asset Management
                                                            (since 1997).

    The Board of Trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee met two times during the year ended August 31, 2002 to review the internal and external accounting procedures of the Fund and, among other things, to consider the selection of independent certified public accountants for the Fund, to approve all significant services proposed to be performed by the accountants and to consider the possible effect of such services on their independence.

    The Board of Trustees also has a standing Governance Committee. All trustees who are not "interested persons" of the fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee met four times during the fiscal year ended August 31, 2002. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2001.

                                          DOLLAR RANGE OF EQUITY SECURITIES
                                          ---------------------------------
                                                                                                        AGGREGATE DOLLAR
                                                                                                        RANGE OF EQUITY
                                                                                                       SECURITIES IN ALL
                                                                                                     REGISTERED INVESTMENT
                                                                                                       COMPANIES OVERSEEN
                                                               CITI INSTITUTIONAL                    BY THE DIRECTOR IN THE
                                                                                                      FAMILY OF INVESTMENT
NAME OF DIRECTOR                                                  CASH RESERVES                            COMPANIES
----------------                                               ------------------                    -----------------------
DISINTERESTED DIRECTORS:
Elliott J. Berv                                                       None                                    None
Donald M. Carlton                                                     None                              $10,001-$50,000
A. Benton Cocanougher                                                 None                                 $1-$10,000
Mark T. Finn                                                          None                                 $1-$10,000
Stephen Randolph Gross                                                None                                    None
Diana Harrington                                                      None                              $10,001-$50,000
Susan B. Kerley                                                       None                                 $1-$10,000
Alan G. Merten                                                        None                                 $1-$10,000
C. Oscar Morong, Jr.                                                  None                                 $1-$10,000
R. Richardson Pettit                                                  None                                    None
Walter E. Robb, III                                                   None                              $50,001-$100,000

INTERESTED DIRECTOR:
R. Jay Gerken*                                                        None                                    None
----------
*   R. Jay Gerken became a trustee of the Trust as of March 1, 2002. The information in the table above sets forth his ownership of securities in the Fund as of December 31, 2001, prior to his appointment to the Board of Trustees.

    Neither the disinterested trustees nor their family members had any interest in the Manager, Salomon Smith Barney, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or Salomon Smith Barney as of December 31, 2001.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, the Funds will reimburse these trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.

                                                    TRUSTEES COMPENSATION TABLE

                                                                                                      TOTAL           NUMBER OF
                                                                                                  COMPENSATION        FUNDS IN
                                                          PENSION OR                              FROM THE FUND        COMPLEX
                                     AGGREGATE        RETIREMENT BENEFITS       ESTIMATED           AND FUND         UPON WHICH
                                   COMPENSATION         PAID AS PART OF      ANNUAL BENEFITS         COMPLEX        THE TRUSTEES
TRUSTEE                            FROM FUND(1)         FUND EXPENSES(4)     UPON RETIREMENT    PAID TO TRUSTEES       SERVED
-------                            ------------       -------------------    ---------------    ----------------    ------------
DISINTERESTED TRUSTEES:
Elliott J. Berv(2) ............       $1,147                 None                  None              $70,000              34
Donald M. Carlton(2) ..........       $1,150                 None                  None              $70,000              29
A. Benton
  Conanougher(2) ..............       $1,150                 None                  None              $70,100              29
Mark T. Finn(2) ...............       $1,147                 None                  None              $72,500              34
Riley C. Gilley(3) ............       $  791                $17,500              $70,000             $47,500             N/A
Stephen Randolph   Gross(2) ...       $1,150                 None                  None              $72,500              29
Diana R. Harrington ...........       $1,147                 None                  None              $72,500              34
Susan B. Kerley ...............       $1,147                 None                  None              $72,500              34
Alan G. Merten(2) .............       $1,150                 None                  None              $70,000              29
C. Oscar Morong, Jr.(2)               $1,444                 None                  None              $90,500              34
R. Richardson Pettit(2) .             $1,150                 None                  None              $72,500              29
Walter E. Robb, III(2) ........       $1,147                 None                  None              $72,500              34
E. Kirby Warren(3) ............       $  944                $17,500              $70,000             $55,000             N/A
INTERESTED TRUSTEES:
R. Jay Gerken .................       $    0                 None                  None              $     0             225
Heath B. McLendon(3) .                $    0                 None                  None              $     0             N/A
------------
(1) Information is for the fiscal year ended August 31, 2002.
(2) Each of these Trustees took office on September 28, 2001. The compensation that each of these Trustees received from the Fund complex is calculated for the period from September 28, 2001 to August 31, 2002.
(3) Messrs. E. Kirby Warren and Riley C. Gilley, former Trustees of the Trust, retired as of June 30, 2002. All amounts provided in the chart for Messrs. E. Kirby Warren and Riley C. Gilley are for the period from September 1, 2001 to June 30, 2002. Mr.
    Heath McLendon resigned as Trustee of the Trust on September 13, 2002. Mr. McLendon did not receive any compensation from the
    Trust for the fiscal year ended August 31, 2000, as he was affiliated with the Manager.
(4) Information is for the calendar year ending December 31, 2002.

    The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. As of August 31, 2002, the Funds did not pay any amounts under the Plan.

    As of December 6, 2002, the Trustees and officers as a group owned less than 1% of each class of the Fund.

    As of December 6, 2002, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class S of Cash Reserves: Avon Products Foundation Inc., Midland and Peck Avenues, Rye, NY 10580 (7%); Travelers Casualty and Surety Co. of America Secured Party FBO Amr Corp. One Tower Square Bond 15CZ, Hartford, CT 06183 (5%); Citibank NA as Trustee FBO Lloyd's US Situs Crd for Reinsurance Tr Fund, #435 D P Mann Underwriting Agency, Citibank WWSS/Foreign Tr Un, 111 Wall Street, 14\t/\h/ Floor, New York, NY 10043 (6%).

    As of December 6, 2002, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class L Shares of Cash Reserves: Citibank Global Cash Management, 1 Penns Way, New Castle, DE 19720 (28%); JP Morgan Chase Bank and Trust, Series 2002-1 Ford Credit, 450 West 33\r/\d/ Street, 14\t/\h/ Floor, New York, NY 10001 (71%).

    As of December 6, 2002, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class O Shares of Cash Reserves: The McGraw Hill Companies, 1221 Avenue of the Americas, 48\t/\h/ Floor, New York, NY 10002 (7%); Ameren Corporation, P.O. Box 66149-MC1037, St. Louis, MO 63166 (17%); Midwest Generation LLC, 18101 Von Karman Avenue, Suite 1700, Irvine, CA 92612 (25%); ADP Roseland Inc., Floor MS420, One ADP Blvd., Roseland, NJ 07068 (48%).

    As of December 6, 2002, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Horizon Shares: Banc of America Securities LLC, Attn Money Funds NC1-004-03-06, 200 North College Street, 3\r/\d/ Floor, Charlotte, NC 28255-0001 (100%).

    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management acts as the investment manager ("Manager") to the Portfolio and the Fund pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect from year to year as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund and Portfolio with general office facilities and supervises the overall administration of the Fund and Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's and Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund's or Portfolio's Board of Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to the Fund.
The Board also considered the Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from broker-dealers who execute transactions on behalf of the Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid from the Fund to Citibank as manager, after waivers, were $420,204 and $506,752 respectively. For the period from April 1, 2001 to August 31, 2001 and for the fiscal year ended August 31, 2002, the fees paid by the Fund to Citi Fund Management under its Management Agreement, after waivers, were $572,663 and $1,873,632, respectively. For the period from June 3, 2002 to August 31, 2002, the fees paid by Institutional Reserves Portfolio to Citi Fund Management under its Management Agreement were $335,503.

    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any Citigroup affiliate.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement with respect to each class of shares of the Fund (the "Distribution Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Class I, Class L, Class O and Class S and SVB Securities Horizon Shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

      Class I                                          0.35%
      Class L                                          0.10%
      Class O                                          0.60%
      Class S                                          0.25%
      SVB Securities Horizon Shares                    0.27%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the classes of the Fund currently impose any sales charges.

    The Service Plans permit the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

    Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. Payments made to the distributor by each class of the Fund for the past three fiscal years are set forth below. For the fiscal year ended August 31, 2002, Salomon Smith Barney received all payments made under each Service Plan which may have been used for various items, including advertising, printing and mailing prospectuses to other than current shareholders, compensation of underwriters, compensation to broker-dealers, compensation to sales personnel or interest, carrying, or other financing charges.

    CLASS L: For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a prior Distribution Agreement for Class L shares were $183,400 and $93,640, respectively. For the period from January 1, 2001 to August 31, 2001, and for the fiscal year ended August 31, 2002, Class L shares paid $283,739 and $686,535, respectively to Salomon Smith Barney.

    CLASS S: For the period from October 6, 1999 (commencement of operations) to August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a prior Distribution Agreement for Class S shares were $91,249 and $63,790, respectively. For the period from January 1, 2001 to August 31, 2001, and for the fiscal year ended August 31, 2002, Class S shares paid $189,322 and $346,101, respectively to Salomon Smith Barney.

    SVB SECURITIES HORIZON SHARES: For the period from June 1, 2001 (commencement of operations) to August 31, 2001, and fiscal year ended August 31, 2002, SVB Securities Horizon Shares paid $28,545 and $107,463, respectively, to Salomon Smith Barney.

CODE OF ETHICS

    The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Fund has entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust") pursuant to which Citicorp Trust acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Fund has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as sub-transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2002 to the Manager or any affiliate of the Manager.

    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Fund is a series of Citi Funds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently three other series of the Trust: Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

    The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Portfolio in which the Fund invests is a Massachusetts business trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Trust or any Fund or class, may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Fund may add to or reduce its investment in the Portfolio on each business day. At 5:00 p.m., Eastern time on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 5:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 5:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 5:00 p.m., Eastern time, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    KPMG LLP, 757 Third Avenue, New York, NY 10017, are the independent accountants for the Fund and the Portfolio. The audited financial statements of the Fund (Portfolio of Investments at August 31, 2002, Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the year ended August 31, 2002, Statements of Changes in Net Assets for the years ended August 31, 2001 and 2002, Financial Highlights for the years ended August 31, 2002, 2001, 2000 and 1999 and the period from October 17, 1997 (commencement of operations) to August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), and of Institutional Reserves Portfolio (Portfolio of Investments at August 31, 2002, Statement of Assets and Liabilities at August 31, 2002, Statement of Operations for the period from June 3, 2002 (commencement of operations) to August 31, 2002, Statement of Changes in Net Assets for the period from June 3, 2002 to August 31, 2002, Financial Highlights for the period from June 3, 2002 to August 31, 2002, Notes to Financial Statements and Independent Auditors' Report) each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2002 and 2001. Fiscal years prior to August 31, 2001 were audited by Deloitte & Touche ("D&T").

    Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 nd 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principals. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

CITI(SM) INSTITUTIONAL CASH RESERVES
----------------------------------------------

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street, New York, NY 10013
(800) 451-2010

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street
New York, New York 10004

AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

----------------------------------------------

CITIBANK
SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citigroup Private Banking Account Officer or
Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720